Property and Equipment, net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, net
5.	Property and Equipment, net

Property and equipment are summarized as follows:

	December 31,
	2014	2013
Leasehold improvements	$50,791	$57,779
Laboratory equipment	3,840,368	4,093,704
Office and computer equipment	343,835	389,368

Property and equipment at cost	4,234,994	4,540,852

Accumulated depreciation	(2,182,773)	(2,103,175)

Property and equipment, net	$2,052,221	$2,437,677

Accumulated depreciation for each asset group is summarized as follows:

	Years ended December 31,
	2014	2013
Leasehold improvements	$41,606	$37,904
Laboratory equipment	1,886,807	1,845,098
Office and computer equipment	254,360	220,172

Total accumulated depreciation	$2,182,773	$2,103,175

Depreciation expense was $366,979 and $384,677 for the years ended December 31, 2014 and 2013, respectively. There were no other changes in accumulated depreciation other than foreign currency impact.